Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

EIN: 45-0491516

Plan No: 001

	(b)	(c)	(e)
(a)	Identity of issuer or borrower	Description of investment	Current Value
	Fidelity	Small Cap Index Fund	$3,080,899
	Fidelity	Mid Cap Index Fund	4,130,597
	Fidelity	500 Index Fund	23,353,816
	Fidelity	International Index Fund	2,942,950
*	JPMorgan Funds	Core Plus Fund	1,809,344
*	Upbound Group, Inc.	Common Stock	4,939,993
	Galliard Stable Funds	Stable Value Fund	8,668,260
	Total investments		48,925,859

*	Participant Loans	Notes receivable from participants, interest rates at 3.25% minimum, 8.5% maximum and maturing from 2026 to 2040	11,276,002

	Total, at fair value		$60,201,861

* Represents a party-in-interest.

Note: Cost has been omitted as investments are all participant-directed and the cost basis for participant loans was zero.

See accompanying report of independent registered public accounting firm.